Deferred Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue

At June 30, 2020 and December 31, 2019, deferred revenue consists of the following:

	June 30, 2020	December 31, 2019
Franchise fees	$1,121,899	$1,210,719
Unearned vendor rebates	44,035	64,953
Less: Unearned vendor rebates, current	(44,035)	(64,953)
Less: Franchise fees, current	(53,253)	(57,744)
Deferred revenues, non-current	$1,068,646	$1,152,975

At December 31, 2019 and 2018, deferred revenue consists of the following:

	December 31, 2019	December 31, 2018
Franchise fees	$1,210,719	$801,107
Unearned vendor rebates	64,953	106,841
Less: Unearned vendor rebates, current	(64,953)	(106,841)
Less: Franchise fees, current	(57,744)	(801,107)
Deferred revenues, non-current	$1,152,975	$-